SUPPLEMENT TO THE PROSPECTUS
Supplement dated June 24, 2021, to the Prospectus dated January 28, 2021.

MFS® International New Discovery Fund

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Peter Fruzzetti	2004	Investment Officer of MFS
Jose Luis Garcia	2007	Investment Officer of MFS
Lionel Gomez	March 2021	Investment Officer of MFS
Robert Lau	2008	Investment Officer of MFS
Sandeep Mehta	2020	Investment Officer of MFS

Effective April 15, 2023, Jose Luis Garcia will no longer be a portfolio manager of the fund.

Effective September 1, 2021, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information":
Portfolio Manager	Since	Title
Nicholas Spratt	September 2021	Investment Officer of MFS

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Peter Fruzzetti	Portfolio Manager	Employed in the investment area of MFS since 2000
Jose Luis Garcia	Portfolio Manager	Employed in the investment area of MFS since 2002
Lionel Gomez	Portfolio Manager	Employed in the investment area of MFS since 2013
Robert Lau	Portfolio Manager	Employed in the investment area of MFS since 2001
Sandeep Mehta	Portfolio Manager	Employed in the investment area of MFS since 2008

Effective April 15, 2023, Jose Luis Garcia will no longer be a portfolio manager of the fund.

Effective September 1, 2021, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund":
Portfolio Manager	Primary Role	Five Year History
Nicholas Spratt	Portfolio Manager	Employed in the investment area of MFS since September 2017; Portfolio Manager responsible for Asian Equity Strategies at PAG prior to September 2017

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